SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Aug. 31, 2025
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

13. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Year ended	August 31, 2025	August 31, 2024

Amounts receivable, prepaid expenses and other assets	$164	$48
Accounts payable and other liabilities	(60)	271
	$104	$319

At August 31, 2025 $128 of accounts payable was capitalized to the Waterberg Project (August 31, 2024 $293).